UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1976

Sequoia Fund, Inc.
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY	10153
(Address of principal executive offices)	(Zip code)

Robert D. Goldfarb
c/o Sequoia Fund, Inc. 767 Fifth Avenue, Suite 4701 New York, NY 10153
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884

Date of fiscal year end:  December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

SEQUOIA FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS (84.05%)

Shares		Value (a)
	ADVERTISING (0.85%)
933,743	Omnicom Group Inc.	$48,143,789
	AEROSPACE/DEFENSE (6.93%)
947,406	Precision Castparts Corp.	154,749,296
23,161,200	Qinetiq Group plc (United Kingdom)	70,850,111
12,376,114	Rolls-Royce Group plc (United Kingdom)	168,414,159
		394,013,566
	AUTO PARTS (5.44%)
2,500,000	Advance Auto Parts, Inc.	171,100,000
1,656,139	O’Reilly Automotive Inc. (b)	138,486,343
		309,586,343
	BIOTECHNOLOGY (1.01%)
2,076,100	Novozymes A/S – B Shares (Denmark)	57,238,077
	CONSTRUCTION EQUIPMENT (0.51%)
1,520,736	Ritchie Bros. Auctioneers Incorporated	29,243,753
	CRUDE OIL & GAS PRODUCTION (0.10%)
179,508	Canadian Natural Resources Limited	5,527,051
	DIVERSIFIED COMPANIES (11.02%)
3,238	Berkshire Hathaway Inc. – Class A (b)	429,682,600
2,234,592	Berkshire Hathaway Inc. – Class B (b)	197,091,014
		626,773,614
	DIVERSIFIED MANUFACTURING (0.74%)
765,664	Danaher Corporation	42,226,370
	ELECTRICAL & MECHANICAL SYSTEMS (0.39%)
775,721	EMCOR Group Inc.	22,139,077
	ELECTRICAL COMPONENTS (0.20%)
193,321	Amphenol Corporation – Class A	11,382,741
	ELECTRONIC MANUFACTURING SERVICES (0.53%)
638,349	Trimble Navigation Limited (b)	30,423,713
	FLOORING PRODUCTS (3.74%)
2,656,923	Mohawk Industries Inc. (b)	212,606,978
	FREIGHT TRANSPORTATION (0.14%)
216,500	Expeditors International Inc.	7,871,940
	GLASS TECHNOLOGY (0.70%)
3,016,800	Corning Inc.	39,670,920
	HEALTHCARE (12.29%)
529,800	Perrigo Company	61,546,866
11,320,000	Valeant Pharmaceuticals International Inc. (b)	625,656,400
220,657	West Pharmaceutical Services, Inc.	11,710,267
		698,913,533

Shares		Value (a)
	INDUSTRIAL & CONSTRUCTION SUPPLIES (5.25%)
6,950,768	Fastenal Company	298,813,516
	INDUSTRIAL GASES (1.26%)
688,661	Praxair, Inc.	71,538,105
	INDUSTRIAL MACHINERY (1.03%)
4,020,749	IMI plc (United Kingdom)	58,413,441
	INFORMATION PROCESSING (2.37%)
298,457	MasterCard Inc.	134,747,366
	INSURANCE BROKERS (0.52%)
1,124,830	Brown & Brown Inc.	29,324,318
	INTERNET SOFTWARE & SERVICES (2.15%)
162,271	Google Inc. – Class A (b)	122,433,470
	INVESTMENT BANKING & BROKERAGE (0.87%)
435,000	The Goldman Sachs Group Incorporated	49,450,800
	IT CONSULTING & OTHER SERVICES (1.74%)
477,000	International Business Machines Corp.	98,953,650
	PRECISION INSTRUMENTS (1.23%)
841,700	Waters Corporation (b)	70,138,861
	PROPERTY AND CASUALTY INSURANCE (0.89%)
31,200	Admiral Group plc (United Kingdom)	530,338
6,237,236	Hiscox Ltd. (United Kingdom)	48,931,116
21,000	Verisk Analytics, Inc. – Class A (b)	999,810
		50,461,264
	RENEWABLE ENERGY (0.18%)
294,225	First Solar, Inc. (b)	6,517,084
99,785	SMA Solar Technology AG (Germany)	3,490,180
		10,007,264
	RETAILING (11.96%)
39,666	Costco Wholesale Corporation	3,971,757
1,471,375	Target Corporation	93,388,171
853,000	Tiffany & Co.	52,783,640
10,268,380	TJX Companies, Inc.	459,920,740
949,032	Wal-Mart Stores, Inc.	70,038,562
		680,102,870
	SEMICONDUCTORS (0.05%)
98,610	Linear Technology Corporation	3,140,729
	SPECIALTY CHEMICALS (1.06%)
1,534,809	Croda International plc (United Kingdom)	60,078,564
	TRANSPORTATION SERVICES (1.93%)
3,082,520	World Fuel Services Corp.	109,768,537

Shares		Value (a)
	VETERINARY DIAGNOSTICS (3.53%)
2,022,048	Idexx Laboratories Inc. (b)	$200,890,469
	Miscellaneous Securities (3.44%) (c)	195,911,409
	TOTAL COMMON STOCKS (Cost $2,406,557,937)	$4,779,936,098

U.S. GOVERNMENT OBLIGATIONS (15.79%)

Principal Amount		Value (a)
$898,000,000	U.S. Treasury Bills, 0.035% – 0.100% due 10/11/2012 through 11/23/2012	$897,975,491
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $897,975,491)	$897,975,491
	TOTAL INVESTMENTS (99.84%) (COST $3,304,533,428) ++	$5,677,911,589

SUMMARY

Common Stocks	84.05%	$4,779,936,098
U.S. Government Obligations	15.79%	897,975,491
Net Cash & Receivables	0.16%	9,357,336
Net Assets		$5,687,268,925
Number of Shares Outstanding		34,870,952
Net Asset Value Per Share		$163.09
++	The cost for federal income tax purposes is identical. At September 30, 2012 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $2,447,568,171 and $74,190,010, respectively.
(a)	Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing.
(c)	“Miscellaneous Securities” include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2012, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 – Quoted Prices	$4,779,936,098		$4,779,936,098
Level 2 – Other Significant Observable Inputs	—	$897,975,491	897,975,491
Total	$4,779,936,098	$897,975,491	$5,677,911,589

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sequoia Fund, Inc.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. Goldfarb Robert D. Goldfarb President and Principal Executive Officer

Date: November 29, 2012

By:	/s/ Joseph Quinones, Jr. Joseph Quinones, Jr. Vice President, Secretary & Treasurer

Date: November 29, 2012